S000016626 [Member] Investment Objectives and Goals - Western Asset Intermediate-Term Municipals Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with prudent investing.